Acquisitions - Narrative (Details) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 31, 2018	Nov. 01, 2017	Apr. 06, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
J&S and Pure Rooms [Member]
Business Acquisition [Line Items]
Non-recurring transaction costs				$ 304,000	$ 304,000	$ 1,000,000	$ 170,000
J&S
Business Acquisition [Line Items]
Voting interests acquired		85.00%
Consideration transfered	$ 25,500,000	$ 25,500,000
Cash and cash on hand from loan		19,200,000
Term loan	10,000,000	$ 10,000,000
Equity interest issued (in shares)		70,318
Equity interest issued, value assigned		$ 4,300,000
Term to determine share price		30 days
Share price (in dollars per share)		$ 60.44
Equity consideration	5,100,000	$ 5,100,000
Contingent consideration	1,200,000	1,196,000
Goodwill expected tax deductible		9,900,000
Revenue included in results since acquisition date				23,300,000		9,200,000
Net income (loss) included in results since acquisition date				2,100,000		(657,000)
Cash	$ 9,176,000	$ 9,176,000
Pure Rooms
Business Acquisition [Line Items]
Voting interests acquired			70.00%
Equity consideration			$ 425,000
Goodwill expected tax deductible			547,000
Revenue included in results since acquisition date				630,000		2,100,000
Net income (loss) included in results since acquisition date				(90,000)		78,000
Cash			97,000
Fair value of net assets and liabilities			532,000
Pure Rooms | Series A Units
Business Acquisition [Line Items]
Equity consideration			$ 42,000
Noncontrolling interest percentage			30.00%
Pure Rooms | Series B-1 Units
Business Acquisition [Line Items]
Equity consideration			$ 181,000
Noncontrolling interest percentage			100.00%
Pure Rooms | Series B-2 Units
Business Acquisition [Line Items]
Equity consideration			$ 202,000
Noncontrolling interest percentage			50.00%
Equity interests redeemed				$ 200,000		$ 200,000